STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS DEFICIT - USD ($)	Common Stock TEMPO AUTOMATION INC	Additional Paid in Capital TEMPO AUTOMATION INC	Additional Paid in Capital	Accumulated Deficit TEMPO AUTOMATION INC	Accumulated Deficit	TEMPO AUTOMATION INC	Total
Balance at the beginning at Dec. 31, 2019		$ 2,900,000		$ (41,195,000)		$ (38,295,000)
Balance at beginning of period, shares at Dec. 31, 2019	9,740,717
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(19,104,000)		(19,104,000)
Issuance of common stock upon exercise of stock options		22,000				22,000
Issuance of common stock upon exercise of stock options, shares	18,681
Issuance of common stock awards, shares	13,699
Issuance of common stock warrants		107,000				107,000
Stock-based compensation		1,256,000				1,256,000
Balance at the end at Dec. 31, 2020		4,285,000	$ 0	(60,299,000)	$ (33,171,769)	(56,014,000)	$ (33,171,194)
Balance at end of period, shares at Dec. 31, 2020	9,773,097
Balance at the beginning at Mar. 30, 2020			0		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)							(9,188,357)
Balance at the end at Dec. 31, 2020		4,285,000	0	(60,299,000)	(33,171,769)	(56,014,000)	(33,171,194)
Balance at end of period, shares at Dec. 31, 2020	9,773,097
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(24,388,000)		(24,388,000)	9,721,238
Issuance of common stock upon exercise of stock options		27,000				27,000
Issuance of common stock upon exercise of stock options, shares	116,379
Issuance of common stock awards		213,000				213,000
Stock-based compensation		1,684,000				1,684,000
Balance at the end at Sep. 30, 2021		6,209,000		(84,687,000)	(23,450,531)	(78,478,000)	(23,449,956)
Balance at end of period, shares at Sep. 30, 2021	9,889,476
Balance at the beginning at Dec. 31, 2020		4,285,000	0	(60,299,000)	(33,171,769)	(56,014,000)	(33,171,194)
Balance at beginning of period, shares at Dec. 31, 2020	9,773,097
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(48,013,000)		(48,013,000)	5,846,503
Issuance of common stock upon exercise of stock options		126,000				$ 126,000
Issuance of common stock upon exercise of stock options, shares	264,208					264,208
Issuance of common stock warrants		9,168,000				$ 9,168,000
Stock-based compensation		2,538,000				2,538,000
Balance at the end at Dec. 31, 2021		16,117,000	0	(108,312,000)	(27,325,266)	(92,195,000)	(27,324,691)
Balance at end of period, shares at Dec. 31, 2021	10,037,305
Balance at the end at Jun. 30, 2022					(19,750,184)		(19,749,609)
Balance at the beginning at Dec. 31, 2021		16,117,000	$ 0	(108,312,000)	(27,325,266)	(92,195,000)	(27,324,691)
Balance at beginning of period, shares at Dec. 31, 2021	10,037,305
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(96,518,000)		(96,518,000)	440,247
Issuance of common stock upon exercise of stock options		49,000				49,000
Issuance of common stock upon exercise of stock options, shares	48,049
Issuance of common stock warrants						4,000,000.0
Stock-based compensation		2,323,000				2,323,000
Balance at the end at Sep. 30, 2022		$ 18,489,000		$ (204,830,000)	$ (48,486,832)	$ (186,341,000)	$ (48,486,257)
Balance at end of period, shares at Sep. 30, 2022	10,085,354